Income Taxes	12 Months Ended
Dec. 31, 2017
Income Tax Disclosure [Abstract]
Income Taxes

Note 5 - Income Taxes

On December 22, 2017, the Tax Cuts and Jobs Act was signed into law. Among other changes, the Act reduced the corporate federal income tax rate from 35% to 21%.

At December 31, 2017, the Company had net operating loss (“NOL”) carry–forwards for Federal income tax purposes of $1,774,972 that may be offset against future taxable income through 2037. No tax benefit has been reported with respect to these net operating loss carry-forwards because the Company believes that the realization of the Company’s net deferred tax assets of approximately $372,744 was not considered more likely than not and accordingly, the potential tax benefits of the net loss carry-forwards are offset by a full valuation allowance.

Deferred tax assets consist primarily of the tax effect of NOL carry-forwards. Due to the change in control on December 15, 2017, the future utilization of the net operating loss carryforward is significantly limited. The Company has provided a full valuation allowance on the deferred tax assets because of the uncertainty regarding the probability of its realization. For the year ended December 31, 2017, the valuation allowance decreased $215,504 primarily due to a reduction in expected tax rate utilized in calculating the deferred tax assets. For the year ended December 31, 2016, the valuation allowance increased $10,651.

Components of deferred tax assets in the balance sheets are as follows:

	December 31, 2017	December 31,2016
Net deferred tax assets – non-current:

Expected income tax benefit from NOL carry-forwards	$372,744	$588,248

Less valuation allowance	(372,744)	(588,248)

Deferred tax assets, net of valuation allowance	$-	$-

A reconciliation of the federal statutory income tax rate and the effective income tax rate as a percentage of income before income tax provision is as follows:

	For the reporting period ended December 31, 2017	For the reporting period ended December 31, 2016

Federal statutory income tax rate	34.0%	34.0%

Change in valuation allowance on net operating loss carry-forwards	(34.0)	(34.0)

Effective income tax rate	0.0%	0.0%